                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                        Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer High
Income Trust

NQ | June 30, 2016

Ticker Symbol: PHT

Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 0.2% of Net Assets
	BANKS - 0.1%
	Thrifts & Mortgage Finance - 0.1%
109,807(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	$ 109,864
	Total Banks	$ 109,864
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
484,802(b)	Aviation Capital Group Trust, Series 2000-1A, Class A1, 1.422%, 11/15/25 (144A)	$ 58,176
1,244,377(b)	Lease Investment Flight Trust, Series 1, Class A1, 0.832%, 7/15/31	298,651
	Total Transportation	$ 356,827
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,371,506)	$ 466,691
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets
	DIVERSIFIED FINANCIALS - 0.2%
	Thrifts & Mortgage Finance - 0.2%
660,000(a)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$ 627,773
	Total Diversified Financials	$ 627,773
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $635,810)	$ 627,773
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9% of Net Assets
	BANKS - 1.4%
	Thrifts & Mortgage Finance - 1.4%
850,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.971%, 12/15/29 (144A)	$ 759,357
400,000(a)	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class B, 5.91%, 6/11/40 (144A)	386,964
1,000,000(a)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	599,782
472,325(b)	EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.198%, 5/8/31 (144A)	430,847
173,895	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	171,982
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45	197,614
650,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.203%, 2/15/51	615,608
600,000	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	595,683
250,000(a)	Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)	249,372
49,046(a)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45	48,989
	Total Banks	$ 4,056,198
	DIVERSIFIED FINANCIALS - 0.5%
	Thrifts & Mortgage Finance - 0.5%
700,000(b)	CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.042%, 7/15/30 (144A)	$ 677,234
900,000(a)	Commercial Mortgage Trust, Series 2007-C9, Class H, 6.007%, 12/10/49 (144A)	853,239
	Total Diversified Financials	$ 1,530,473
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $5,709,007)	$ 5,586,671
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.7% of Net Assets* (b)
	CAPITAL GOODS - 0.5%
	Aerospace & Defense - 0.4%
1,000,000	DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20	$ 980,833
	Industrial Conglomerates - 0.1%
313,298	Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21	$ 308,859
	Total Capital Goods	$ 1,289,692
	ENERGY - 0.4%
	Coal & Consumable Fuels - 0.1%
587,500	PT Bumi Resources Tbk, Term Loan, 18.0%, 11/4/16	$ 140,020
	Oil & Gas Drilling - 0.3%
1,050,500	Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21	$ 932,319
	Total Energy	$ 1,072,339
	HEALTH CARE EQUIPMENT & SERVICES - 0.7%
	Health Care Equipment & Services - 0.4%

1,140,000	Concentra, Inc., Initial Term Loan, 9.0%, 6/1/23	$ 1,117,542
Health Care Technology - 0.3%
1,313,405(c)	Medical Card System, Inc., Term Loan, 1.5%, 5/31/19	$ 853,713
	Total Health Care Equipment & Services	$ 1,971,255

Principal Amount USD ($)		Value
INSURANCE - 0.6%
Property & Casualty Insurance - 0.6%
1,885,452	Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19	$ 1,795,893
	Total Insurance	$ 1,795,893
MATERIALS - 0.0%†
Diversified Metals & Mining - 0.0%†
106,123	FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/30/19	$ 101,812
131,698(d)(e)	PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.15%, 11/25/14	31,388
	Total Materials	$ 133,200
MEDIA - 1.3%
Publishing - 1.3%
739,878	Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan, 4.25%, 5/27/23	$ 730,861
2,825,000	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22	2,826,766
199,401	Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19	195,533
	Total Media	$ 3,753,160
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
Biotechnology - 0.6%
1,964,393	Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22	$ 1,763,043
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 1,763,043
RETAILING - 0.6%
Automotive Retail - 0.5%
1,452,351	CWGS Group LLC, Term Loan, 5.75%, 2/20/20	$ 1,439,643
Computer & Electronics Retail - 0.1%
69,052(c)(f)	Targus Group International, Inc., Tranche A-2 Term Loan, 15.0% (15.0% PIK 0% cash), 12/31/19	$ 69,052
207,155(c)(f)	Targus Group International, Inc., Tranche A-2/B Term Loan, 15.0%, (15.0% PIK 0% cash), 12/31/19	207,155
$ 276,207
	Total Retailing	$ 1,715,850
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $14,636,278)	$ 13,494,432
CORPORATE BONDS & NOTES - 115.9% of Net Assets
AUTOMOBILES & COMPONENTS - 0.8%
Auto Parts & Equipment - 0.6%
1,744,000(g)	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	$ 1,744,000
Automobile Manufacturers - 0.2%
520,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	$ 509,600
	Total Automobiles & Components	$ 2,253,600
BANKS - 3.0%
Diversified Banks - 1.1%
1,200,000(a)	Access Bank Plc, 9.25%, 6/24/21 (144A)	$ 924,240
1,650,000(a)(g)(h)	Bank of America Corp., 6.25%	1,675,740
600,000(a)(g)(h)	Bank of America Corp., 6.5%	639,000
$ 3,238,980
Thrifts & Mortgage Finance - 1.9%
1,325,000(g)	Ocwen Financial Corp., 6.625%, 5/15/19	$ 901,000
4,825,000(g)	Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)	4,571,688
$ 5,472,688
	Total Banks	$ 8,711,668
CAPITAL GOODS - 7.7%
Aerospace & Defense - 2.9%
2,200,000	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$ 2,244,000
2,215,000(g)	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	2,059,950
2,750,138(g)	DynCorp International, Inc., 11.875%, 11/30/20	2,296,365
1,355,000(g)	LMI Aerospace, Inc., 7.375%, 7/15/19	1,365,163
525,000	Triumph Group, Inc., 5.25%, 6/1/22	483,000
$ 8,448,478
Agricultural & Farm Machinery - 0.6%
1,890,000(g)	Titan International, Inc., 6.875%, 10/1/20	$ 1,589,962
Building Products - 0.2%
500,000	Griffon Corp., 5.25%, 3/1/22	$ 493,750
Construction & Engineering - 0.0%†
1,500,000(d)(g)	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$ 60,000
Construction Machinery & Heavy Trucks - 0.2%
235,000	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$ 227,950
330,000(g)	Meritor, Inc., 6.25%, 2/15/24	282,150
$ 510,100

Principal Amount USD ($)		Value
	Industrial Conglomerates - 0.7%
1,070,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$ 1,112,800
810,000	Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)	803,925
		$ 1,916,725
	Industrial Machinery - 1.7%
2,575,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$ 2,220,937
2,010,000(g)	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	1,994,925
735,874(c)(f)	Liberty Tire Recycling LLC, 11.0% (11.0% PIK 0.0% cash), 3/31/21 (144A)	544,547
		$ 4,760,409
	Trading Companies & Distributors - 1.4%
2,580,000(g)	H&E Equipment Services, Inc., 7.0%, 9/1/22	$ 2,670,300
1,250,000(g)	TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19	1,318,750
		$ 3,989,050
	Total Capital Goods	$ 21,768,474
	COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
	Commercial Printing - 0.7%
1,295,000(g)	Cenveo Corp., 6.0%, 8/1/19 (144A)	$ 1,074,850
860,000	Mustang Merger Corp., 8.5%, 8/15/21 (144A)	898,700
		$ 1,973,550
	Diversified Support Services - 1.4%
660,000	Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)	$ 704,550
3,900,000(g)	NANA Development Corp., 9.5%, 3/15/19 (144A)	3,315,000
		$ 4,019,550
	Environmental & Facilities Services - 0.5%
1,370,000(g)	Safway Group Holding LLC / Safway Finance Corp., 7.0%, 5/15/18 (144A)	$ 1,366,575
	Total Commercial & Professional Services	$ 7,359,675
	CONSUMER DURABLES & APPAREL - 3.6%
	Homebuilding - 2.6%
750,000(g)	Beazer Homes USA, Inc., 9.125%, 5/15/19	$ 740,625
800,000(g)	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	730,000
1,500,000	KB Home, 7.0%, 12/15/21	1,507,500
790,000(g)	KB Home, 7.5%, 9/15/22	813,700
1,035,000	KB Home, 7.625%, 5/15/23	1,050,525
1,975,000(g)	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	1,979,937
565,000(g)	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24 (144A)	550,875
		$ 7,373,162
	Leisure Products - 1.0%
3,075,000	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	$ 3,059,625
	Total Consumer Durables & Apparel	$ 10,432,787
	CONSUMER SERVICES - 5.2%
	Casinos & Gaming - 2.1%
708,415(d)(f)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36	$ 5,313
1,700,000(g)	MGM Resorts International, 6.0%, 3/15/23	1,793,500
1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	774,812
2,350,000(g)	Scientific Games International, Inc., 6.625%, 5/15/21	1,398,250
2,565,000(g)	Scientific Games International, Inc., 10.0%, 12/1/22	2,084,063
		$ 6,055,938
	Hotels, Resorts & Cruise Lines - 0.2%
565,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$ 426,575
	Restaurants - 0.6%
2,000,000(g)	PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)	$ 1,835,000
	Specialized Consumer Services - 2.3%
2,754,000(g)	Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)	$ 2,629,382
1,795,000(g)	Monitronics International, Inc., 9.125%, 4/1/20	1,489,850
1,015,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)	1,075,900
1,400,000(g)	StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21	1,386,000
		$ 6,581,132
	Total Consumer Services	$ 14,898,645
	DIVERSIFIED FINANCIALS - 2.6%
	Consumer Finance - 1.1%
675,000(g)	Ally Financial, Inc., 5.75%, 11/20/25	$ 676,687
1,030,000(g)	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	954,038

Principal Amount USD ($)		Value
	Consumer Finance - (continued)
1,720,000(g)	TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)	$ 1,376,000
		$ 3,006,725
	Diversified Capital Markets - 0.2%
700,000(a)(g)(h)	Credit Suisse Group AG, 7.5% (144A)	$ 703,500
	Investment Banking & Brokerage - 0.3%
1,239,000(a)(g)(h)	Goldman Sachs Capital II, 4.0%	$ 927,912
	Specialized Finance - 1.0%
425,000(g)	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$ 363,375
2,845,000(g)	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	2,361,350
		$ 2,724,725
	Total Diversified Financials	$ 7,362,862
	ENERGY - 17.3%
	Integrated Oil & Gas - 0.3%
750,000	YPF SA, 8.875%, 12/19/18 (144A)	$ 808,125
	Oil & Gas Drilling - 0.9%
730,000	Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	$ 344,925
280,000	Rowan Cos., Inc., 4.875%, 6/1/22	245,000
954,000	Rowan Cos., Inc., 5.4%, 12/1/42	629,640
131,000	Rowan Cos., Inc., 5.85%, 1/15/44	87,783
1,800,000(g)	Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)	1,323,000
		$ 2,630,348
	Oil & Gas Equipment & Services - 0.3%
1,020,000(g)	McDermott International, Inc., 8.0%, 5/1/21 (144A)	$ 877,200
	Oil & Gas Exploration & Production - 7.8%
250,000	California Resources Corp., 8.0%, 12/15/22 (144A)	$ 177,500
525,000	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	531,562
1,295,000(d)(g)	EPL Oil & Gas, Inc., 8.25%, 2/15/18	135,975
2,015,000(g)	Gulfport Energy Corp., 7.75%, 11/1/20	2,070,412
2,035,000(g)	Halcon Resources Corp., 12.0%, 2/15/22 (144A)	1,862,025
1,950,000	Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	819,000
1,795,000	Memorial Resource Development Corp., 5.875%, 7/1/22	1,790,512
2,000,000(d)(g)	Midstates Petroleum Co., Inc., 9.25%, 6/1/21	20,000
2,185,000	Oasis Petroleum, Inc., 7.25%, 2/1/19	2,092,137
590,000(g)	Parsley Energy LLC / Parsley Finance Corp., 7.5%, 2/15/22 (144A)	615,075
1,856,000	PetroQuest Energy, Inc., 10.0%, 2/15/21 (144A)	1,271,360
3,380,000(d)	Quicksilver Resources, Inc., 7.125%, 4/1/16	338
1,800,000	Rice Energy, Inc., 6.25%, 5/1/22	1,786,500
2,935,000(g)	Sanchez Energy Corp., 7.75%, 6/15/21	2,487,413
3,000,000(g)	Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)	3,108,750
625,000	Whiting Petroleum Corp., 5.0%, 3/15/19	575,000
2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	1,818,538
950,000(g)	WPX Energy, Inc., 7.5%, 8/1/20	948,214
335,000(g)	WPX Energy, Inc., 8.25%, 8/1/23	335,838
		$ 22,446,149
	Oil & Gas Refining & Marketing - 1.4%
3,859,000(g)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$ 2,759,185
750,000(g)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23 (144A)	515,625
595,263(b)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.27%, 9/24/19	559,548
		$ 3,834,358
	Oil & Gas Storage & Transportation - 6.7%
1,218,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$ 1,090,110
1,145,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	1,084,887
250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24 (144A)	256,720
875,000(g)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23 (144A)	805,000
735,000	DCP Midstream Operating LP, 5.6%, 4/1/44	628,425
1,524,000(b)(g)	Energy Transfer Partners LP, 3.654%, 11/1/66	914,400
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	202,643
717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	596,235
350,000(a)(g)	Enterprise Products Operating LLC, 8.375%, 8/1/66	308,368
2,500,000(g)	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	2,425,000
1,410,000(g)	Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22	1,173,825
1,100,000(g)	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	918,500
1,850,000	ONEOK, Inc., 6.875%, 9/30/28	1,759,269
385,000(g)	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	377,300
2,500,000(g)	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (144A)	2,481,250
360,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	356,400
1,185,000	Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23	1,167,225

Principal Amount USD ($)		Value
	Oil & Gas Storage & Transportation - (continued)
3,040,000(g)	Williams Cos., Inc., 5.75%, 6/24/44	$ 2,591,600
		$ 19,137,157
	Total Energy	$ 49,733,337
	FOOD & STAPLES RETAILING - 0.6%
	Food Retail - 0.6%
950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$ 900,125
805,000(g)	Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)	708,400
	Total Food & Staples Retailing	$ 1,608,525
	FOOD, BEVERAGE & TOBACCO - 8.9%
	Agricultural Products - 0.9%
2,100,000(g)	Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)	$ 1,764,000
810,000	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	611,550
575,000(d)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	241,500
		$ 2,617,050
	Packaged Foods & Meats - 6.3%
775,000	Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)	$ 786,625
1,250,000(d)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	806,250
3,500,000(g)	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)	3,642,170
1,240,000(g)	Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)	1,243,720
750,000	Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)	765,375
1,000,000	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	1,040,000
1,200,000	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	1,158,000
400,000	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	432,000
3,400,000(g)	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	3,491,800
2,000,000(g)	Post Holdings, Inc., 6.0%, 12/15/22 (144A)	2,050,000
2,100,000(g)	Post Holdings, Inc., 7.375%, 2/15/22	2,207,625
500,000(g)	Post Holdings, Inc., 8.0%, 7/15/25 (144A)	554,375
		$ 18,177,940
	Soft Drinks - 0.6%
1,625,000(g)	Cott Beverages, Inc., 5.375%, 7/1/22	$ 1,625,000
	Tobacco - 1.1%
3,835,000(g)	Alliance One International, Inc., 9.875%, 7/15/21	$ 3,235,781
	Total Food, Beverage & Tobacco	$ 25,655,771
	HEALTH CARE EQUIPMENT & SERVICES - 5.3%
	Health Care Facilities - 4.2%
2,860,000(g)	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$ 2,502,500
610,000	CHS/Community Health Systems, Inc., 8.0%, 11/15/19	597,037
2,400,000(g)	Kindred Healthcare, Inc., 6.375%, 4/15/22	2,142,000
2,000,000(g)	Kindred Healthcare, Inc., 8.0%, 1/15/20	1,990,000
805,000	Quorum Health Corp., 11.625%, 4/15/23 (144A)	809,025
650,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	666,250
2,385,000(g)	Universal Hospital Services, Inc., 7.625%, 8/15/20	2,191,219
1,165,000	Vizient, Inc., 10.375%, 3/1/24 (144A)	1,249,463
		$ 12,147,494
	Health Care Services - 0.8%
2,250,000(g)	BioScrip, Inc., 8.875%, 2/15/21	$ 2,081,250
	Health Care Technology - 0.3%
900,000(g)	Emdeon, Inc., 11.0%, 12/31/19	$ 957,375
	Total Health Care Equipment & Services	$ 15,186,119
	HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
	Household Products - 0.8%
2,220,000	Springs Industries, Inc., 6.25%, 6/1/21	$ 2,242,200
	Total Household & Personal Products	$ 2,242,200
	INSURANCE - 11.5%
	Insurance Brokers - 0.3%
1,000,000(g)	USI, Inc., 7.75%, 1/15/21 (144A)	$ 990,000
	Multi-Line Insurance - 2.2%
3,075,000(a)(g)	Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)	$ 4,458,750
1,100,000(g)	MetLife, Inc., 10.75%, 8/1/39	1,709,950
		$ 6,168,700
	Property & Casualty Insurance - 3.2%
3,000,000(c)(i)	Fixed Income Trust, Series 2013-A, 0.0%, 10/15/97 (144A)	$ 2,693,743
5,300,000(g)	Hanover Insurance Corp., 7.625%, 10/15/25	6,356,497
265,000(a)(g)(h)	White Mountains Insurance Group, Ltd., 7.506%, (144A)	265,994
		$ 9,316,234

Principal Amount USD ($)		Value
	Reinsurance - 5.8%
500,000(b)	Alamo Re, Ltd., 6.029%, 6/7/18 (144A) (Cat Bond)	$ 515,250
556,608(j)(k)	Altair Re III, Ltd. (Willis Securities, Inc.), Variable Rate Notes, 6/30/17	92,954
500,000(j)(k)	Arlington Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 8/31/16	576,100
250,000(b)	Blue Halo Re, Ltd., 14.249%, 6/21/19 (144A) (Cat Bond)	249,550
400,000(b)	Caelus Re, Ltd., Series 2013-2, Class A, 7.099%, 4/7/17 (144A) (Cat Bond)	407,920
700,000(j)(k)	Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	721,420
700,000(j)(k)	Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16	14,280
500,000(b)	Galileo Re, Ltd., 7.4%, 1/9/17 (144A) (Cat Bond)	502,850
1,300,000(j)(k)	Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20	1,382,810
750,000(b)	Kilimanjaro Re, Ltd., 4.999%, 4/30/18 (144A) (Cat Bond)	747,675
250,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.499%, 12/6/19 (144A) (Cat Bond)	252,950
250,000(b)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 6.999%, 12/6/19 (144A) (Cat Bond)	253,625
250,000(j)(k)	Kingsbarns Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 5/15/17	233,350
1,000,000(j)(k)	Lahinch Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 5/10/21	970,600
760,000(j)(k)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18	53,200
800,000(j)(k)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	807,680
1,000,000(j)(k)	Pangaea Re XI Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/1/18	18,000
1,000,000(j)(k)	Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	39,200
1,000,000(j)(k)	Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2015-2, Variable Rate Notes, 11/30/19	104,400
1,200,000(j)(k)	Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	1,222,560
1,000,000(j)(k)	Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	1,007,800
400,000(b)	Residential Reinsurance 2012, Ltd., 12.999%, 12/6/16 (144A) (Cat Bond)	399,120
250,000(b)	Residential Reinsurance 2012, Ltd., 19.249%, 12/6/16 (144A) (Cat Bond)	248,300
250,000(b)	Residential Reinsurance 2013, Ltd., 9.499%, 6/6/17 (144A) (Cat Bond)	255,825
600,000(b)	Resilience Re, Ltd., 4.549%, 1/9/17 (Cat Bond)	600,000
400,000(i)	Resilience Re, Ltd., 11.182%, 4/7/17 (Cat Bond)	365,880
500,000(b)	Sanders Re, Ltd., Series 2013-1, Class B, 4.259%, 5/5/17 (144A) (Cat Bond)	496,000
6,043(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 4, Class C, Variable Rate Notes, 12/1/19 (144A)	7,973
800,000(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 5, Class C, Variable Rate Notes, 12/1/20 (144A)	832,320
3,125(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 5, Class F, Variable Rate Notes, 3/1/20 (144A)	100,463
750,000(j)(k)	Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	754,200
600,000(j)(k)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/16 (144A)	1,560
800,000(j)(k)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)	19,760
500,000(j)(k)	Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)	530,650
500,000(j)(k)	St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16	9,850
500,000(j)(k)	St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18	515,050
1,250,000(j)(k)	Versutus, Ltd. (MMC Securities), Series 2015-A, Variable Rate Notes, 12/31/17	18,250
1,250,000(j)(k)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	1,231,250
		$ 16,560,625
	Total Insurance	$ 33,035,559
	MATERIALS - 17.7%
	Commodity Chemicals - 2.5%
3,250,000(g)	Basell Finance Co., BV, 8.1%, 3/15/27 (144A)	$ 4,318,740
3,625,000(g)	Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)	2,936,250
		$ 7,254,990

	Principal Amount USD ($)		Value
		Construction Materials - 0.2%
	595,000(g)	Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)	$ 514,675
		Diversified Chemicals - 0.9%
	210,000(g)	Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)	243,075
	210,000(g)	Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)	$ 242,550
	420,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	427,350
	2,010,000(g)	Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	1,447,200
	305,000(g)	Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)	307,287
			$ 2,667,462
		Diversified Metals & Mining - 2.1%
	253,000(g)	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	$ 126,500
	725,000(g)	FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)	800,219
	2,000,000(g)	Global Brass & Copper, Inc., 9.5%, 6/1/19	2,099,000
	1,917,924	Mirabela Nickel, Ltd., 9.5%, 6/24/19	575,377
	1,120,000(g)	Novelis, Inc., 8.375%, 12/15/17	1,145,200
	1,410,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	1,226,700
	145,000	Teck Resources, Ltd., 8.0%, 6/1/21 (144A)	149,350
	145,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	150,437
			$ 6,272,783
		Forest Products - 1.2%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$ 1,597,075
	4,000,000(g)	Millar Western Forest Products, Ltd., 8.5%, 4/1/21	1,840,000
			$ 3,437,075
		Gold - 0.8%
	2,415,000(g)	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$ 2,161,425
		Metal & Glass Containers - 3.4%
	1,745,000(g)	Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$ 1,832,250
	1,777,196(f)(g)	Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)	1,794,968
	1,010,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	1,030,831
	2,220,000(g)	Coveris Holdings Corp., 10.0%, 6/1/18 (144A)	2,220,000
	445,000(g)	Coveris Holdings SA, 7.875%, 11/1/19 (144A)	432,206
	1,035,000	Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)	1,065,533
	1,430,000(g)	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	1,476,475
			$ 9,852,263
		Paper Packaging - 1.4%
	485,000(g)	AEP Industries, Inc., 8.25%, 4/15/19	$ 494,700
EUR	3,105,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	3,622,661
			$ 4,117,361
		Paper Products - 2.6%
	1,590,000(g)	Appvion, Inc., 9.0%, 6/1/20 (144A)	$ 898,350
	2,250,000	Mercer International, Inc., 7.0%, 12/1/19	2,272,500
	4,500,000(g)	Xerium Technologies, Inc., 8.875%, 6/15/18	4,432,500
			$ 7,603,350
		Specialty Chemicals - 1.4%
	945,000(g)	A Schulman, Inc., 6.875%, 6/1/23 (144A)	$ 943,583
	500,000	GCP Applied Technologies, Inc., 9.5%, 2/1/23 (144A)	558,750
	400,000(g)	Hexion US Finance Corp., 6.625%, 4/15/20	334,520
	3,105,000(g)	Hexion US Finance Corp., 9.0%, 11/15/20	2,049,300
			$ 3,886,153
		Steel - 1.2%
	2,483,000	Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)	$ 2,098,135
	720,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)	604,800
	590,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	595,900
			$ 3,298,835
		Total Materials	$ 51,066,372
		MEDIA - 2.1%
		Advertising - 0.2%
	535,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$ 530,988
		Broadcasting - 0.1%
	1,000,000(g)	Intelsat Luxembourg SA, 7.75%, 6/1/21	$ 245,000
		Cable & Satellite - 0.2%
	465,000	DISH DBS Corp., 7.75%, 7/1/26 (144A)	$ 478,950
		Movies & Entertainment - 0.6%
	1,400,000(g)	Gibson Brands, Inc., 8.875%, 8/1/18 (144A)	$ 777,000
	1,115,000	Regal Entertainment Group, 5.75%, 2/1/25	1,098,275
	1,890,000(d)(e)(g)	SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)	9,450
			$ 1,884,725

	Principal Amount USD ($)		Value
		Publishing - 1.0%
	2,950,000(g)	Trader Corp., 9.875%, 8/15/18 (144A)	$ 3,045,875
		Total Media	$ 6,185,538
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
		Biotechnology - 0.5%
	1,500,000(g)	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$ 1,533,750
		Pharmaceuticals - 2.4%
	1,508,000(g)	DPx Holdings BV (FKA JLL / Delta Dutch Newco BV), 7.5%, 2/1/22 (144A)	$ 1,549,470
	1,490,000(g)	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	1,303,750
	780,000(g)	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	676,650
EUR	575,000	VRX Escrow Corp., 4.5%, 5/15/23	481,054
	3,485,000(g)	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	2,814,137
			$ 6,825,061
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 8,358,811
		REAL ESTATE - 1.3%
		Diversified Real Estate Activities - 0.1%
	330,000	Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)	$ 343,629
		Specialized REIT - 1.2%
	3,480,000(g)	Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$ 3,530,042
		Total Real Estate	$ 3,873,671
		RETAILING - 4.0%
		Automotive Retail - 1.5%
	1,385,000(g)	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$ 1,395,387
	3,260,000(g)	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)	2,995,125
			$ 4,390,512
		Computer & Electronics Retail - 0.9%
	2,855,000(g)	Rent-A-Center, Inc., 6.625%, 11/15/20	$ 2,719,388
		Department Stores - 0.6%
	935,000(g)	Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)	$ 963,050
	900,000(g)	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	733,500
			$ 1,696,550
		Speciality Stores - 1.0%
	2,135,000	Outerwall, Inc., 5.875%, 6/15/21	$ 1,825,425
	200,000	Outerwall, Inc., 6.0%, 3/15/19	184,000
	685,000	Radio Systems Corp., 8.375%, 11/1/19 (144A)	712,400
			$ 2,721,825
		Total Retailing	$ 11,528,275
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
		Semiconductors - 0.2%
	425,000	Micron Technology, Inc., 5.5%, 2/1/25	$ 361,250
	300,000	Micron Technology, Inc., 5.625%, 1/15/26 (144A)	249,750
		Total Semiconductors & Semiconductor Equipment	$ 611,000
		SOFTWARE & SERVICES - 1.0%
		Data Processing & Outsourced Services - 0.3%
	805,000(g)	First Data Corp., 7.0%, 12/1/23 (144A)	$ 815,062
		Internet Software & Services - 0.5%
	1,500,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$ 1,485,000
		IT Consulting & Other Services - 0.2%
	555,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 (144A)	$ 579,654
		Total Software & Services	$ 2,879,716
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
		Communications Equipment - 0.6%
	1,051,000(f)(g)	CommScope Holding Co., Inc., 6.625% (7.375% PIK 6.625% cash), 6/1/20 (144A)	$ 1,085,157
	645,000(g)	CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)	661,125
			$ 1,746,282
		Electronic Equipment & Instruments - 0.3%
	745,000(g)	Zebra Technologies Corp., 7.25%, 10/15/22	$ 789,700
		Technology Hardware, Storage & Peripherals - 0.3%
	1,025,000	Diebold, Inc., 8.5%, 4/15/24 (144A)	$ 1,017,313
		Total Technology Hardware & Equipment	$ 3,553,295
		TELECOMMUNICATION SERVICES - 7.6%
		Integrated Telecommunication Services - 5.5%
	3,500,000(g)	CenturyLink, Inc., 5.625%, 4/1/25	$ 3,115,000
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	2,586,550
	1,400,000(g)	Frontier Communications Corp., 7.625%, 4/15/24	1,239,000
	1,330,000(g)	Frontier Communications Corp., 11.0%, 9/15/25	1,376,550
	1,975,000(g)	GCI, Inc., 6.75%, 6/1/21	1,999,687
	1,725,000(g)	GCI, Inc., 6.875%, 4/15/25	1,745,493
	4,200,000(g)	Windstream Corp., 7.5%, 6/1/22	3,780,000
			$ 15,842,280

Principal Amount USD ($)		Value
	Wireless Telecommunication Services - 2.1%
1,085,000(g)	Altice Financing SA, 6.625%, 2/15/23 (144A)	$ 1,065,329
300,000(g)	Altice Finco SA, 8.125%, 1/15/24 (144A)	290,250
3,080,000(g)	Sprint Corp., 7.125%, 6/15/24	2,456,300
2,150,000(g)	Sprint Corp., 7.25%, 9/15/21	1,832,875
400,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	391,610
		$ 6,036,364
	Total Telecommunication Services	$ 21,878,644
	TRANSPORTATION - 3.9%
	Air Freight & Logistics - 0.4%
1,005,000(g)	XPO Logistics, Inc., 7.875%, 9/1/19 (144A)	$ 1,025,100
	Airlines - 1.1%
280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$ 271,600
360,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	316,800
2,050,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.25%, 7/15/17 (144A)	1,927,000
600,000(g)	United Continental Holdings, Inc., 6.375%, 6/1/18	625,500
		$ 3,140,900
	Marine - 0.2%
1,025,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$ 722,625
	Railroads - 0.8%
928,404(f)	AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)	$ 909,836
1,520,000	Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)	1,292,000
		$ 2,201,836
	Trucking - 1.4%
4,175,000(g)	Jack Cooper Holdings Corp., 9.25%, 6/1/20	$ 2,682,437
2,000,000(g)	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	1,500,000
		$ 4,182,437
	Total Transportation	$ 11,272,898
	UTILITIES - 4.1%
	Electric Utilities - 1.4%
1,010,000(a)(g)	Enel SpA, 8.75%, 9/24/73 (144A)	$ 1,150,138
1,380,000	PPL Energy Supply LLC, 4.625%, 7/15/19 (144A)	1,214,400
1,975,000	PPL Energy Supply LLC, 6.5%, 6/1/25	1,639,250
		$ 4,003,788
	Independent Power Producers & Energy Traders - 2.1%
670,000	NRG Energy, Inc., 7.25%, 5/15/26 (144A)	$ 666,650
2,430,000(g)	TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)	2,199,150
610,000(g)	TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)	580,598
2,620,000(g)	TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)	2,475,900
		$ 5,922,298
	Multi-Utilities - 0.6%
1,698,562	Ormat Funding Corp., 8.25%, 12/30/20	$ 1,681,576
	Total Utilities	$ 11,607,662
	TOTAL CORPORATE BONDS & NOTES
	(Cost $355,599,248)	$ 333,065,104
	CONVERTIBLE BONDS & NOTES - 4.2% of Net Assets
	CAPITAL GOODS - 1.0%
	Construction Machinery & Heavy Trucks - 1.0%
2,625,000(g)	Meritor, Inc., 7.875%, 3/1/26	$ 2,946,563
	Total Capital Goods	$ 2,946,563
	ENERGY - 0.0%†
	Coal & Consumable Fuels - 0.0%†
1,905,000(d)	Massey Energy Co., 3.25%, 8/1/15	$ 11,906
	Total Energy	$ 11,906
	HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	Health Care Equipment - 1.5%
2,837,000(g)(i)	Hologic, Inc., 2.0%, 12/15/37	$ 4,260,819
	Total Health Care Equipment & Services	$ 4,260,819
	MATERIALS - 1.2%
	Diversified Chemicals - 1.2%
4,000,000(l)	Hercules, Inc., 6.5%, 6/30/29	$ 3,320,000
	Total Materials	$ 3,320,000

	Principal Amount USD ($)		Value
UTILITIES - 0.0%†
Renewable Electricity - 0.0%†
	170,984(d)(f)	LDK Solar Co., Ltd., 5.535% (5.535% PIK 0.000% cash), 12/31/18	$ 20,518
	42,000(d)(e)	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	2
		Total Utilities	$ 20,520
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
Biotechnology - 0.5%
	1,400,000	Corsicanto, Ltd., 3.5%, 1/15/32	$ 1,421,875
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 1,421,875
TOTAL CONVERTIBLE BONDS & NOTES
		(Cost $11,043,706)	$ 11,981,683
SOVEREIGN DEBT OBLIGATION - 0.5% of Net Assets
Russia - 0.5%
	1,310,800(i)	Russian Government International Bond, 7.5%, 3/31/30	$ 1,599,176
TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $958,785)	$ 1,599,176
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.6% of Net Assets
	3,885,000(b)	U.S. Treasury Notes, 0.337%, 7/31/17	$ 3,885,148
	3,880,000(b)	U.S. Treasury Notes, 0.428%, 10/31/17	3,882,588
	4,130,000(b)	U.S. Treasury Notes, 0.450%, 4/30/18	4,130,458
	4,125,000(b)	U.S. Treasury Notes, 0.532%, 1/31/18	4,132,809
$ 16,031,003
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $16,034,657)	$ 16,031,003
MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.1% of Net Assets
	3,300,000(a)	Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)	$ 227,205
TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
		(Cost $3,293,991)	$ 227,205
Shares
COMMON STOCKS - 0.7% of Net Assets
CAPITAL GOODS - 0.2%
Building Products - 0.2%
	894(c)(e)	Panolam Holdings Co.	$ 637,735
Industrial Machinery - 0.0%†
	33,171(c)(e)	Liberty Tire Recycling LLC	$ 332
		Total Capital Goods	$ 638,067
ENERGY - 0.0%†
Oil & Gas Exploration & Production - 0.0%†
	13,750(e)	PetroQuest Energy, Inc.	$ 45,787
		Total Energy	$ 45,787
INSURANCE - 0.0%†
Insurance Brokers - 0.0%†
GBP	1,625(c)(e)	Towergate Finance Plc	$ 22
		Total Insurance	$ 22
RETAILING - 0.1%
Computer & Electronics Retail - 0.1%
	68,241(c)(e)	Targus Cayman SubCo., Ltd.	$ 238,843
		Total Retailing	$ 238,843
TRANSPORTATION - 0.4%
Air Freight & Logistics - 0.4%
	3,266(e)	CEVA Holdings LLC	$ 1,143,009
		Total Transportation	$ 1,143,009
TOTAL COMMON STOCKS
		(Cost $3,868,013)	$ 2,065,728
CONVERTIBLE PREFERRED STOCKS - 1.1% of Net Assets
Banks - 0.8%
Diversified Banks - 0.8%
	1,880(h)	Bank of America Corp., 7.25%	$ 2,246,600
		Total Banks	$ 2,246,600
ENERGY - 0.0%†
Oil & Gas Exploration & Production - 0.0%†
	1,100(h)	Halcon Resources Corp., 5.75%	$ 50,050
		Total Energy	$ 50,050
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
Pharmaceuticals - 0.3%
	1,000	Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18	$ 827,000
		Total Pharmaceuticals, Biotechnology & Life Sciences	$ 827,000
TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $3,164,242)	$ 3,123,650

	Shares		Value
PREFERRED STOCKS - 2.9% of Net Assets
BANKS - 1.1%
Diversified Banks - 1.1%
	3,000(a)(h)	AgStar Financial Services ACA, 6.75% (144A)	$ 3,181,687
		Total Banks	$ 3,181,687
DIVERSIFIED FINANCIALS - 1.2%
Other Diversified Financial Services - 1.2%
	132,750(a)(g)	GMAC Capital Trust I, 6.411%, 2/15/40	$ 3,294,855
		Total Diversified Financials	$ 3,294,855
INSURANCE - 0.6%
Insurance Brokers - 0.6%
GBP	1,548,867(c)(e)	Towergate Finance Plc, Class B	$ 1,702,724
		Total Insurance	$ 1,702,724
TOTAL PREFERRED STOCKS
		(Cost $8,622,491)	$ 8,179,266
Principal Amount USD ($)
TEMPORARY CASH INVESTMENTS - 1.9% of Net Assets
COMMERCIAL PAPER - 1.6%
	1,545,000	BNP Paribas SA, 0.27%, 7/1/16	$ 1,544,985
	2,180,000	Microsoft Corp., 0.28%, 7/1/16	2,179,983
	840,000	Prudential Funding LLC, 0.35%, 7/1/16	839,993
$ 4,564,961
REPURCHASE AGREEMENT - 0.3%
	910,000	$910,000 ScotiaBank, 0.42%, dated 6/30/16, plus accrued interest on 7/1/16 collateralized by the following: $928,211 Federal National Mortgage Association, 4.0%, 1/1/46.	$ 910,000
TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $5,475,000)	$ 5,474,961
TOTAL INVESTMENTS IN SECURITIES - 139.9%
		(Cost - $430,412,734) (m)(n)	$ 401,923,343
		OTHER ASSETS AND LIABILITIES - (39.9)%	$ (114,627,928)
		NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$ 287,295,415

REIT	Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to $179,676,120, or 62.5% of total net assets applicable to common shareowners.

(Cat Bond)	Catastrophe or Event-linked bond. At June 30, 2016, the value of these securities amounted to $5,294,945, or 1.8% of total net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2016.

(a)	The interest rate is subject to change periodically. The interest rate shown is the rate at June 30, 2016.

(b)	Floating rate note. The rate shown is the coupon rate at June 30, 2016.

(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services).

(d)	Security is in default.

(e)	Non-income producing.

(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

(g)	Denotes security pledged and segregated as collateral for the margin-loan financing agreement.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2016.

(j)	Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $11,265,680, or 3.9% of total net assets applicable to common shareowners.

(k)	Rate to be determined.

(l)	Security is priced as a unit.

(m)	At June 30, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $431,914,555 was as follows:

Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$ 19,681,730
Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(49,672,942)
	Net unrealized depreciation	$ (29,991,212)

For financial reporting purposes net unrealized depreciation on investments was $28,489,391 and cost of investments aggregated $430,412,734.

(n)	Distributions of Investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	77.5%
	Canada	4.5
	Luxembourg	3.7
	Bermuda	3.3
	Netherlands	3.2
	Ireland	1.2
	Other (individually less than 1%)	6.6
		100.0%

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
		Obligation					Net
Notional		Entity/		Credit	Expiration	Premiums	Unrealized
Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	(Received)	Appreciation
2,000,000	JPMorgan Chase Bank NA	Goodyear Tire & Rubber Co.	5.00%	BB	12/20/17	$ (65,000)	$ 201,426

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
				Annual			Net
Notional		Pay/	Floating	Fixed	Expiration	Premiums	Unrealized
Principal ($)	Exchange	Receive	Rate	Rating	Date	Paid	Depreciation
22,500,000	Chicago Mercantile Exchange	Receive	LIBOR USD 3 Month	1.593%	11/9/20	$ 101	$ (669,583)

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2016, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$ –	$466,691	$ –	$466,691
Collateralized Mortgage Obligations	–	627,773	–	627,773
Commercial Mortgage-Backed Securities	–	5,586,671	–	5,586,671
Senior Secured Floating Rate Loan Interests
Health Care Equipment & Services
Health Care Technology	–	–	853,713	853,713
Retailing
Computer & Electronics Retail	–	–	276,207	276,207
All Other Senior Secured Floating Rate Loan Interests	–	12,364,512	–	12,364,512
Corporate Bonds & Notes
Capital Goods
Industrial Machinery	–	8,648,362	544,547	9,192,909
Insurance
Property & Casualty Insurance	–	6,622,491	2,693,743	9,316,234
Reinsurance	–	4,329,065	12,231,560	16,560,625
All Other Corporate Bonds & Notes	–	297,995,336	–	297,995,336
Convertible Bonds & Notes	–	11,981,683	–	11,981,683
Sovereign Debt Obligation	–	1,599,176	–	1,599,176
U.S. Government and Agency Obligations	–	16,031,003	–	16,031,003
Municipal Collateralized Debt Obligation	–	227,205	–	227,205
Common Stocks
Capital Goods
Building Products	–	–	637,735	637,735
Industrial Machinery	–	–	332	332
Insurance
Insurance Brokers	–	–	22	22
Retailing
Computer & Electronics Retail	–	–	238,843	238,843

	Level 1	Level 2	Level 3	Total
Transportation
Air Freight & Logistics	$ –	$1,143,009	$ –	$1,143,009
All Other Common Stocks	45,787	–	–	45,787
Convertible Preferred Stocks
Energy
Oil & Gas Exploration & Production	–	50,050	–	50,050
All Other Convertible Preferred Stocks	3,073,600	–	–	3,073,600
Preferred Stocks
Banks
Diversified Banks	–	3,181,687	–	3,181,687
Insurance
Insurance Brokers	–	–	1,702,724	1,702,724
All Other Preferred Stock	3,294,855	–	–	3,294,855
Commercial Papers	–	4,564,961	–	4,564,961
Repurchase Agreement	–	910,000	–	910,000
Total Investments in Securities	$6,414,242	$376,329,675	$19,179,426	$401,923,343
Other Financial Instruments
Unrealized appreciation on credit default swap contracts	$ –	$201,426	$ –	$201,426
Unrealized depreciation on interest rate swap contracts	–	(669,583)	–	(669,583)
Total Other Financial Instruments	$ –	$(468,157)	$ –	$(468,157)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

			Change in				Transfers	Transfers
	Balance	Realized	unrealized			Accrued	in and out	in and	Balance
	as of	gain	appreciation			discounts/	of level 3	out of	as of
	3/31/16	(loss)	(depreciation)	Purchases	Sales	premiums	categories	Level 3*	6/30/16
Senior Secured Floating Rate Loan Interests
Health Care Equipment & Services
Health Care Technology	$853,713	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$853,713
Retailing
Computer & Electronics Retail	272,963	3,244	–	–	–	–	–	–	276,207
Corporate Bonds & Notes
Capital Goods
Industrial Machinery	544,547	–	(1,858)	–	–	1,858	–	–	544,547
Insurance
Property & Casualty Insurance	2,096,179	–	596,570	–	–	994	–	–	2,693,743
Reinsurance	12,318,440	6,189	(21,748)	3,303,137	(3,395,246)	20,788	–	–	12,231,560
Common Stocks
Capital Goods
Building Products	770,628	–	(132,893)	–	–	–	–	–	637,735
Industrial Machinery	332	–	–	–	–	–	–	–	332
Insurance
Insurance Brokers	23	–	(1)	–	–	–	–	–	22
Health Care Equipment & Services
Health Care Technology	135	–	–	–	(135)	–	–	–	–
Retailing
Computer & Electronics Retail	238,843	–	–	–	–	–	–	–	238,843
Preferred Stocks
Insurance
Insurance Brokers	1,848,249	–	(145,525)	–	–	–	–	–	1,702,724
Reinsurance	21,250	–	(21,250)	–	–	–	–	–	–
Total	$18,965,302	$9,433	$273,295	$3,303,137	$(3,395,381)	$23,640	$ –	$ –	$19,179,426

*Transfers are calculated on the beginning of period value. For the three months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at June 30, 2016: $57,572.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Advantage Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.